Fees Summary	Jun. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 138,242,977.50
Previously Paid Amount	0.00
Total Fee Amount	19,091.36
Total Offset Amount	0.00
Net Fee	$ 19,091.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A